Schedule of related party transactions (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Related Party Transactions [Abstract]
Rental as commission	$ 2,164	$ 2,900	$ 1,050
Rental as commission	2.00%	2.00%